SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.

Post-Effective Amendment No.	44	(File No. 33-30770)	☑

		and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)

Amendment No.	48	(File No. 811-5897)	☑
RiverSource Market Advantage Series, Inc.
50606 Ameriprise Financial Center
Minneapolis, MN 55474
Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Exhibit Index
Directors/Trustees Power of Attorney, dated June 8, 2011
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE MARKET ADVANTAGE SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and State of Massachusetts on the 17th day of June, 2011.

RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of June, 2011.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	/s/ R. Glenn Hilliard* R. Glenn Hilliard	Director

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ John F. Maher* John F. Maher	Director

/s/ Paul D. Pearson Paul D. Pearson	Chief Accounting Officer (Principal Accounting Officer)	/s/ John J. Nagorniak* John J. Nagorniak	Director

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chair of the Board	/s/ Catherine James Paglia* Catherine James Paglia	Director

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Director	/s/ Leroy C. Richie* Leroy C. Richie	Director

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Director	/s/ Anthony M. Santomero* Anthony M. Santomero	Director

/s/ Pamela G. Carlton* Pamela G. Carlton	Director	/s/ Minor M. Shaw* Minor M. Shaw	Director

/s/ William P. Carmichael* William P. Carmichael	Director	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Director

/s/ Patricia M. Flynn* Patricia M. Flynn	Director	/s/ William F. Truscott* William F. Truscott	Director

/s/ William A. Hawkins* William A. Hawkins	Director

*	Signed pursuant to Directors/Trustees Power of Attorney, dated June 8, 2011, filed electronically herewith as Exhibit (q) to Registrant’s Post-Effective Amendment No. 44 to Registration Statement No. 33-30770, by:

/s/ Scott R. Plummer Scott R. Plummer

Exhibit Index

Exhibit (q)	Directors/Trustees Power of Attorney, dated June 8, 2011.

Exhibit 101	Risk/Return summary in interactive data format.